Financial Information of Subsidiaries - Summary of Financial Information on Subsidiaries, Summarized (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets	$ 3,064,242,319	$ 1,268,252,493
Total Non Current Assets	8,801,337,413	8,232,071,103
TOTAL ASSETS	11,865,579,732	9,500,323,596
Total Current Liabilities	3,168,491,880	2,132,326,217
Non-current Liabilities	4,308,148,549	4,021,504,481
Equity	4,388,939,303	3,346,492,898	$ 3,594,274,499	$ 3,747,283,652
TOTAL LIABILITIES AND EQUITY	11,865,579,732	9,500,323,596
Revenues	4,379,000,090	2,829,682,404	2,548,384,317
Raw materials and consumables used	(3,399,524,067)	(2,011,305,404)	(1,374,445,639)
Contribution Margin	1,556,907,796	843,924,131	1,210,956,558
Income before Taxes	1,778,680,669	115,848,792	(133,691,942)
Income tax expense	(469,696,880)	(15,138,658)	81,305,107
Profit (loss)	1,308,983,789	100,710,134	(52,386,835)
Other Comprehensive Income	122,384,935	(90,469,386)	119,355,961
TOTAL COMPREHENSIVE INCOME	$ 1,431,368,724	$ 10,240,748	$ 66,969,126
Grupo Enel Distribucion Chile S A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 517,448,832	$ 355,550,335	$ 582,076,850
Total Non Current Assets	1,503,735,962	1,276,352,458	1,069,130,548
TOTAL ASSETS	2,021,184,794	1,631,902,793	1,651,207,398
Total Current Liabilities	707,079,953	597,095,713	394,984,535
Non-current Liabilities	629,125,828	355,313,363	355,577,789
Equity	684,979,013	679,493,717	900,645,074
TOTAL LIABILITIES AND EQUITY	2,021,184,794	1,631,902,793	1,651,207,398
Revenues	1,390,067,039	1,164,996,417	1,382,068,218
Raw materials and consumables used	(1,219,057,344)	(1,000,659,317)	(1,116,324,483)
Contribution Margin	(171,009,695)	164,337,100	265,743,735
Gross Operating Income	80,618,603	72,015,180	158,471,761
Operating Income	13,031,895	16,530,439	99,889,095
Financial Results	(11,117,156)	(9,474,782)	5,929,058
Income before Taxes	1,914,739	7,056,882	105,828,440
Income tax expense	20,211,987	9,609,968	(23,421,217)
Profit (loss)	22,126,726	16,666,850	82,407,223
Other Comprehensive Income	(6,670,042)	4,877,440	(3,032,588)
TOTAL COMPREHENSIVE INCOME	$ 15,456,684	$ 21,544,290	$ 79,374,635
Grupo Enel Transmisin Chile [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements		Consolidated
Total Current Assets		$ 48,577,101
Total Non Current Assets		314,425,878
TOTAL ASSETS		363,002,979
Total Current Liabilities		172,645,950
Non-current Liabilities		15,974,544
Equity		174,382,485
TOTAL LIABILITIES AND EQUITY		363,002,979
Revenues		69,228,629
Raw materials and consumables used		(2,571,288)
Contribution Margin		66,657,341
Gross Operating Income		51,518,389
Operating Income		41,653,048
Financial Results		(2,210,228)
Income before Taxes		39,442,820
Income tax expense		(7,334,537)
Profit (loss)		32,108,283
Other Comprehensive Income		203,377
TOTAL COMPREHENSIVE INCOME		$ 32,311,660
Enel Generacin Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 1,616,083,142	$ 530,408,211	$ 450,585,522
Total Non Current Assets	2,654,629,663	2,705,722,064	2,568,790,911
TOTAL ASSETS	4,270,712,805	3,236,130,275	3,019,376,433
Total Current Liabilities	899,409,125	483,172,950	346,738,652
Non-current Liabilities	1,202,746,824	1,242,808,323	962,018,025
Equity	2,168,556,856	1,510,149,002	1,710,619,756
TOTAL LIABILITIES AND EQUITY	4,270,712,805	3,236,130,275	3,019,376,433
Revenues	3,666,453,365	1,869,125,271	1,454,983,823
Raw materials and consumables used	(2,927,568,119)	(1,629,466,468)	(906,062,618)
Contribution Margin	(738,885,246)	239,658,803	548,921,205
Gross Operating Income	593,454,679	110,284,335	421,458,046
Operating Income	525,197,060	16,150,815	(355,272,815)
Financial Results	(36,631,364)	(43,993,753)	(47,019,373)
Income before Taxes	635,647,512	77,683,613	(311,920,879)
Income tax expense	(71,927,760)	33,147,652	154,534,331
Profit (loss)	563,719,752	110,831,265	(157,386,549)
Other Comprehensive Income	147,458,665	(130,158,612)	97,628,933
TOTAL COMPREHENSIVE INCOME	$ 711,178,417	$ (19,327,347)	$ (59,757,615)
Enel Distribucion Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 509,513,449	$ 352,304,900	$ 577,456,051
Total Non Current Assets	1,493,545,567	1,267,457,144	1,060,265,626
TOTAL ASSETS	2,003,059,016	1,619,762,044	1,637,721,677
Total Current Liabilities	695,744,040	591,495,830	377,127,464
Non-current Liabilities	629,055,841	355,253,688	355,408,175
Equity	678,259,135	673,012,526	905,186,038
TOTAL LIABILITIES AND EQUITY	2,003,059,016	1,619,762,044	1,637,721,677
Revenues	1,386,278,469	1,160,793,856	1,378,024,639
Raw materials and consumables used	(1,217,064,139)	(999,492,100)	(1,115,217,690)
Contribution Margin	(169,214,330)	161,301,756	262,806,949
Gross Operating Income	79,680,726	69,894,610	156,516,439
Operating Income	14,077,959	15,278,349	99,162,164
Financial Results	(11,098,303)	(9,696,737)	5,643,080
Income before Taxes	2,979,657	5,581,612	104,815,531
Income tax expense	19,475,413	9,752,809	(23,518,908)
Profit (loss)	22,455,070	15,334,421	81,296,623
Other Comprehensive Income	(6,665,575)	4,866,485	(3,031,870)
TOTAL COMPREHENSIVE INCOME	$ 15,789,495	$ 20,200,906	$ 78,264,753
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 153,652,579	$ 71,263,125	$ 57,648,247
Total Non Current Assets	156,567,496	160,836,183	165,957,367
TOTAL ASSETS	310,220,075	232,099,308	223,605,614
Total Current Liabilities	97,367,848	45,665,642	43,582,095
Non-current Liabilities	38,214,373	40,961,161	42,466,077
Equity	174,637,854	145,472,505	137,557,442
TOTAL LIABILITIES AND EQUITY	310,220,075	232,099,308	223,605,614
Revenues	272,441,946	208,152,869	162,555,069
Raw materials and consumables used	(8,068,518)	(50,164,405)	(29,660,883)
Contribution Margin	(264,373,428)	157,988,464	132,894,186
Gross Operating Income	256,448,537	149,853,935	126,117,737
Operating Income	248,835,473	142,376,688	118,664,949
Financial Results	5,859,222	1,549,390	537,780
Income before Taxes	254,694,695	143,926,078	119,202,729
Income tax expense	(67,785,473)	(38,959,905)	(32,100,661)
Profit (loss)	186,909,222	104,966,173	87,102,068
TOTAL COMPREHENSIVE INCOME	$ 186,909,222	$ 104,966,173	$ 87,102,068
Enel Transmisin Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets		$ 48,577,102
Total Non Current Assets		314,425,879
TOTAL ASSETS		363,002,981
Total Current Liabilities		172,645,951
Non-current Liabilities		15,974,544
Equity		174,382,485
TOTAL LIABILITIES AND EQUITY		363,002,981
Revenues	$ 96,056,284	68,238,700
Raw materials and consumables used	(2,416,697)	(2,174,763)
Contribution Margin	(93,639,588)	66,063,937
Gross Operating Income	79,237,171	51,053,425
Operating Income	70,500,241	41,201,514
Financial Results	(9,460,824)	(2,219,446)
Income before Taxes	61,039,418	41,152,259
Income tax expense	(12,513,925)	(7,234,900)
Profit (loss)	48,525,493	33,917,359
Other Comprehensive Income	55,652	203,377
TOTAL COMPREHENSIVE INCOME	$ 48,581,145	$ 34,120,736
Enel X Chile SpA [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Total Current Assets	$ 120,842,754
Total Non Current Assets	129,627,868
TOTAL ASSETS	250,470,622
Total Current Liabilities	227,063,403
Non-current Liabilities	1,615,388
Equity	21,791,831
TOTAL LIABILITIES AND EQUITY	250,470,622
Revenues	44,555,174
Raw materials and consumables used	(19,227,050)
Contribution Margin	(25,328,124)
Gross Operating Income	10,911,375
Operating Income	10,785,706
Financial Results	(9,297,839)
Income before Taxes	918,355
Income tax expense	930,710
Profit (loss)	1,849,065
Other Comprehensive Income	(72,940)
TOTAL COMPREHENSIVE INCOME	$ 1,776,125
Empresa de Transmision Chena S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements		Separate
Revenues		$ 989,929
Raw materials and consumables used		(396,525)
Contribution Margin		593,403
Gross Operating Income		464,964
Operating Income		451,535
Financial Results		9,219
Income before Taxes		460,753
Income tax expense		(99,637)
Profit (loss)		361,116
TOTAL COMPREHENSIVE INCOME		$ 361,116
Enel Green Power Chile Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements			Separate
Revenues			$ 2,643,361
Contribution Margin			2,643,361
Gross Operating Income			656,694
Operating Income			443,065
Financial Results			(728,828)
Income before Taxes			(285,763)
Income tax expense			(27,623)
Profit (loss)			(313,386)
Other Comprehensive Income			32,849,632
TOTAL COMPREHENSIVE INCOME			$ 32,536,246
Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements			Separate
Revenues			$ 36,961,169
Raw materials and consumables used			(1,553,242)
Contribution Margin			35,407,927
Gross Operating Income			30,644,413
Operating Income			17,824,133
Financial Results			(2,975,352)
Income before Taxes			14,848,781
Income tax expense			(1,094,018)
Profit (loss)			13,754,763
Other Comprehensive Income			3,300,577
TOTAL COMPREHENSIVE INCOME			$ 17,055,341
Geotrmica del Norte [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 25,635,151	$ 5,894,673	$ 6,236,103
Total Non Current Assets	449,371,985	480,845,799	400,007,251
TOTAL ASSETS	475,007,136	486,740,472	406,243,354
Total Current Liabilities	54,576,871	63,249,169	47,175,660
Non-current Liabilities	9,795,709	4,392,957	322,246
Equity	410,634,556	419,098,346	358,745,448
TOTAL LIABILITIES AND EQUITY	475,007,136	486,740,472	406,243,354
Revenues	42,338,738	29,824,491	29,621,783
Raw materials and consumables used	(2,085,161)	(751,374)	(1,987,867)
Contribution Margin	(40,253,577)	29,073,117	27,633,916
Gross Operating Income	2,484,607	17,531,064	22,284,312
Operating Income	(16,314,492)	(3,248,229)	4,542,775
Financial Results	(1,906,202)	(4,531,802)	(4,106)
Income before Taxes	(18,220,694)	(7,780,032)	4,538,668
Income tax expense	5,882,266	1,128,172	(350,271)
Profit (loss)	(12,338,428)	(6,651,860)	4,188,397
Other Comprehensive Income	436,249	70,443,147	(20,985,401)
TOTAL COMPREHENSIVE INCOME	$ (11,902,178)	$ 63,791,287	$ (16,797,004)
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 127,752,924	$ 104,653,972	$ 80,718,677
Total Non Current Assets	84,532,822	89,697,647	81,224,769
TOTAL ASSETS	212,285,746	194,351,619	161,943,446
Total Current Liabilities	12,169,016	6,633,281	3,322,615
Non-current Liabilities	25,153,714	27,036,007	24,923,743
Equity	174,963,016	160,682,331	133,697,088
TOTAL LIABILITIES AND EQUITY	212,285,746	194,351,619	161,943,446
Revenues	27,384,124	12,818,816	13,327,199
Raw materials and consumables used	(1,255,906)	(1,446,268)	(215,507)
Contribution Margin	(26,128,218)	11,372,548	13,111,692
Gross Operating Income	22,691,033	8,267,530	10,119,202
Operating Income	15,654,610	2,113,875	2,877,967
Financial Results	2,650,649	59,282	569,821
Income before Taxes	18,305,259	2,173,157	3,447,787
Income tax expense	(5,114,251)	(614,662)	(1,028,866)
Profit (loss)	13,191,008	1,558,495	2,418,922
Other Comprehensive Income	(228,602)	26,745,027	(7,863,429)
TOTAL COMPREHENSIVE INCOME	$ 12,962,406	$ 28,303,522	$ (5,444,508)
This member stands for Enel Green Power Chile S.A.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 155,208,869	$ 99,047,153	$ 48,915,258
Total Non Current Assets	3,614,007,070	2,955,681,630	1,536,057,410
TOTAL ASSETS	3,769,215,939	3,054,728,783	1,584,972,668
Total Current Liabilities	734,804,810	633,476,536	337,590,586
Non-current Liabilities	1,950,173,417	1,369,691,239	542,949,053
Equity	1,084,237,712	1,051,561,008	704,433,029
TOTAL LIABILITIES AND EQUITY	3,769,215,939	3,054,728,783	1,584,972,668
Revenues	497,274,888	314,323,284	176,960,820
Raw materials and consumables used	(247,339,411)	(133,738,760)	(30,028,125)
Contribution Margin	(249,935,478)	180,584,524	146,932,695
Gross Operating Income	182,795,798	135,344,197	119,153,489
Operating Income	97,069,706	65,819,037	72,729,793
Financial Results	(59,481,555)	(18,369,603)	(24,394,047)
Income before Taxes	37,588,151	47,449,434	48,335,747
Income tax expense	(11,322,450)	(19,571,243)	(14,300,689)
Profit (loss)	26,265,701	27,878,191	34,035,057
Other Comprehensive Income	(2,216,269)	167,145,499	(61,492,284)
TOTAL COMPREHENSIVE INCOME	$ 24,049,432	$ 195,023,690	$ (27,457,227)
Almeyda Solar Spa [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements			Separate
Total Current Assets			$ 16,915,219
Total Non Current Assets			461,620,519
TOTAL ASSETS			478,535,738
Total Current Liabilities			204,561,234
Non-current Liabilities			72,286,638
Equity			201,687,866
TOTAL LIABILITIES AND EQUITY			478,535,738
Revenues			52,290,734
Raw materials and consumables used			(2,463,593)
Contribution Margin			49,827,141
Gross Operating Income			41,553,826
Operating Income			24,434,638
Financial Results			(7,386,090)
Income before Taxes			17,048,548
Income tax expense			(4,556,211)
Profit (loss)			12,492,337
Other Comprehensive Income			(21,883,149)
TOTAL COMPREHENSIVE INCOME			$ (9,390,812)
Grupo Enel Green Power [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 291,452,465	$ 197,492,004	$ 139,617,642
Total Non Current Assets	3,734,811,118	3,113,557,814	2,097,626,417
TOTAL ASSETS	4,026,263,583	3,311,049,818	2,237,244,059
Total Current Liabilities	784,406,218	691,255,192	579,459,760
Non-current Liabilities	1,990,260,594	1,405,135,706	644,053,803
Equity	1,251,596,771	1,214,658,920	1,013,730,496
TOTAL LIABILITIES AND EQUITY	4,026,263,583	3,311,049,818	2,237,244,059
Revenues	510,321,233	325,711,059	297,348,087
Raw materials and consumables used	(198,979,315)	(109,034,364)	(12,123,965)
Contribution Margin	(311,341,918)	216,676,695	285,224,122
Gross Operating Income	210,023,156	161,136,930	241,778,194
Operating Income	98,022,568	64,308,728	140,591,339
Financial Results	(54,359,950)	(20,252,770)	(33,609,299)
Income before Taxes	40,852,508	43,993,474	106,911,680
Income tax expense	(11,617,745)	(18,854,738)	(25,014,045)
Profit (loss)	29,234,763	25,138,736	81,897,635
Other Comprehensive Income	7,747,281	264,760,275	(63,316,482)
TOTAL COMPREHENSIVE INCOME	$ 36,982,044	$ 289,899,011	$ 18,581,153
Grupo Enel Generacin Chile S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 1,700,122,637	$ 546,172,832	$ 465,808,355
Total Non Current Assets	2,707,181,983	2,755,711,323	2,625,152,610
TOTAL ASSETS	4,407,304,620	3,301,884,155	3,090,960,965
Total Current Liabilities	1,082,602,388	508,122,463	347,895,331
Non-current Liabilities	1,240,478,531	1,283,153,774	1,003,735,347
Equity	2,084,223,701	1,510,607,918	1,739,330,287
TOTAL LIABILITIES AND EQUITY	4,407,304,620	3,301,884,155	3,090,960,965
Revenues	3,818,906,698	1,899,774,388	1,490,102,269
Raw materials and consumables used	(2,818,054,885)	(1,505,110,838)	(811,503,735)
Contribution Margin	(1,000,851,813)	394,663,550	678,598,534
Gross Operating Income	849,770,172	260,005,226	547,442,737
Operating Income	774,032,534	158,527,503	(236,607,867)
Financial Results	(30,772,142)	(42,444,363)	(46,481,593)
Income before Taxes	751,020,012	129,470,720	(271,116,321)
Income tax expense	(139,713,234)	(5,812,252)	122,433,670
Profit (loss)	611,306,778	123,658,468	(148,682,651)
Other Comprehensive Income	147,333,179	(129,444,345)	97,437,499
TOTAL COMPREHENSIVE INCOME	$ 758,639,957	$ (5,785,877)	$ (51,245,152)